UNITED STATES
			       SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea de Chiara
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		October 24, 2000

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$831,126

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      211     8866 SH       SOLE                                       8866
                                                               595    25000 SH       OTHER                                     25000
AMERICAN INTL                  COM              026874107    30305   276761 SH       SOLE                    69027            207834
                                                              6472    59108 SH       OTHER                                     59108
AUTOMATIC DATA                 COM              053015103    27580   571616 SH       SOLE                   138910            432906
                                                              8686   180016 SH       OTHER                                    180016
BANK OF NY                     COM              064057102    41001   986487 SH       SOLE                   212415            774472
                                                             24966   600678 SH       OTHER                                    600678
CINTAS CORP                    COM              172908105    24894   635252 SH       SOLE                   161074            474628
                                                              6240   159223 SH       OTHER                                    159223
COCA COLA                      COM              191216100    10924   232736 SH       SOLE                    46175            186861
                                                              1893    40320 SH       OTHER                                     40320
COLGATE                        COM              194162103    23734   420997 SH       SOLE                   105440            315857
                                                              5047    89530 SH       OTHER                                     89530
CVS CORP COM                   COM              126650100    16419   437105 SH       SOLE                   113005            324400
                                                              2846    75760 SH       OTHER                                     75760
EMC CORP                       COM              268648102    38533   305818 SH       SOLE                    67245            238673
                                                              9726    77190 SH       OTHER                                     77190
FASTENAL CO COM                COM              311900104    20541   429055 SH       SOLE                    98973            330282
                                                              2664    55650 SH       OTHER                                     55650
FORD MTR CO DEL COM            COM              345370100      170     3700 SH       SOLE                                       3700
                                                              1620    35260 SH       OTHER                                     35260
GENERAL ELECTRIC               COM              369604103    17736   113969 SH       SOLE                    28436             85583
                                                              6094    39161 SH       OTHER                                     39161
GILLETTE                       COM              375766102    16945   449609 SH       SOLE                   127450            322159
                                                              3965   105210 SH       OTHER                                    105210
HARLEY DAVIDSON                COM              412822108    35880   452031 SH       SOLE                   113760            338371
                                                              4913    61900 SH       OTHER                                     61900
INTEL CORP.                    COM              458140100    65860   499174 SH       SOLE                   108290            390984
                                                             26645   201955 SH       OTHER                                    201955
JOHNSON & J.                   COM              478160104    14745   209894 SH       SOLE                    48215            161829
                                                              5432    77320 SH       OTHER                                     77320
MCI WORLDCOM                   COM              55268B106    14391   317600 SH       SOLE                    69900            248000
                                                              2761    60940 SH       OTHER                                     60940
MEDTRONIC INC                  COM              585055106    25878   503101 SH       SOLE                   108075            395226
                                                              7830   152230 SH       OTHER                                    152230
MERCK & CO                     COM              589331107    23240   374077 SH       SOLE                    97225            276852
                                                              6948   111840 SH       OTHER                                    111840
MGIC INVT CORP                 COM              552848103    19923   456695 SH       SOLE                   132215            324780
                                                              4417   101245 SH       OTHER                                    101245
MICROSOFT                      COM              594918104    52861   497519 SH       SOLE                   100040            397579
                                                             19885   187155 SH       OTHER                                    187155
MOLEX CLASS A                  COM              608554200    31415   707946 SH       SOLE                   177065            531131
                                                              5961   134337 SH       OTHER                                    134337
OMNICOM GROUP                  COM              681919106    12645   135060 SH       SOLE                    35115            100045
                                                              2068    22090 SH       OTHER                                     22090
ROBERT HALF INT'L              COM              770323103    17675   372685 SH       SOLE                    97330            275555
                                                              2106    44400 SH       OTHER                                     44400
ROUSE COMPANY                  COM              779273101      137     6500 SH       SOLE                                       6500
                                                               307    14530 SH       OTHER                                     14530
SEALED AIR                     COM              81211k100    24225   446023 SH       SOLE                   119705            326618
                                                              5384    99135 SH       OTHER                                     99135
STATE STREET CORP              COM              857477103    19368   199930 SH       SOLE                    45685            154345
                                                              3134    32350 SH       OTHER                                     32350
TELESPECTRUM WORLDWIDE COM     COM              87951U109       55     7869 SH       SOLE                                       7869
                                                               838   119696 SH       OTHER                                    119696